Significant accounting judgements and estimates (Details Narrative) - SGD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of changes in accounting estimates [abstract]
Tax losses	$ 12,030,001	$ 8,767,492
Unrecognized deferred tax assets	$ 2,045,000	$ 1,490,000